DEFERRED INCOME TAX ASSETS/LIABILITIES - Deferred tax assets and liabilities, net (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	$ 25,282	$ 3,916
Actions for recourse tax receivable	(818)
Total deferred tax liability, net	24,464	3,916
Net deferred tax assets	(78)	(66)
Net deferred tax liabilities	24,542	3,982
Tax carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	(2,866)	(4)
Net deferred tax assets	(2,866)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	(925)	(269)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	(1,062)	(396)
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	(153)
Pension and termination benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	(235)
PP&E and Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	29,788	4,690
Cash dividends from foreign companies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	418
Mobile handsets financed sales
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	169
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	$ 148	$ (105)